UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-06128)

Exact name of registrant as specified in charter:	Putnam Sustainable Leaders Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2024

Date of reporting period:	July 1, 2023 – June 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Sustainable Leaders Fund
Class A [PNOPX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class A shares of Putnam Sustainable Leaders Fund returned 30.89%. The Fund compares its performance to the S&P 500 Index and the Putnam Sustainable Leaders Linked Benchmark, which both returned 24.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to the benchmark in power company Constellation Energy
↑	Overweight position in NVIDIA, a provider of artificial intelligence solutions for multiple industries
↑	Decision not to own the electric vehicle manufacturer Tesla, which is held in the benchmark

Top detractors from performance:
↓	Decision not to own Alphabet, Meta Platforms and Broadcom, which are all held in the benchmark
↓	Overweight position in Fortive, an industrial technology company
↓	Out-of-benchmark position in LVMH, a multinational conglomerate specializing in luxury goods
Putnam Sustainable Leaders Fund	PAGE 1	39051-ATSA-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class A (without sales charge)	30.89	14.93	13.76
Class A (with sales charge)	23.37	13.57	13.08
Russell 3000 Index	23.13	14.14	12.15
S&P 500 Index	24.56	15.05	12.86
Putnam Sustainable Leaders Linked Benchmark	24.56	15.21	14.11
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment strategy as of March 21, 2018.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at  www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,601,438,889
Total Number of Portfolio Holdings*	85
Total Management Fee Paid	$26,254,832
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
Putnam Sustainable Leaders Fund	PAGE 2	39051-ATSA-0824

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor and Putnam Investments Limited will continue to serve as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at  (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Leaders Fund	PAGE 3	39051-ATSA-0824

Putnam Sustainable Leaders Fund
Class B [PNOBX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$186	1.62%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class B shares of Putnam Sustainable Leaders Fund returned 29.91%. The Fund compares its performance to the S&P 500 Index and the Putnam Sustainable Leaders Linked Benchmark, which both returned 24.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to the benchmark in power company Constellation Energy
↑	Overweight position in NVIDIA, a provider of artificial intelligence solutions for multiple industries
↑	Decision not to own the electric vehicle manufacturer Tesla, which is held in the benchmark

Top detractors from performance:
↓	Decision not to own Alphabet, Meta Platforms and Broadcom, which are all held in the benchmark
↓	Overweight position in Fortive, an industrial technology company
↓	Out-of-benchmark position in LVMH, a multinational conglomerate specializing in luxury goods
Putnam Sustainable Leaders Fund	PAGE 1	39051-ATSB-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class B 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class B (without sales charge)	29.91	14.07	13.08
Class B (with sales charge)	24.91	13.83	13.08
Russell 3000 Index	23.13	14.14	12.15
S&P 500 Index	24.56	15.05	12.86
Putnam Sustainable Leaders Linked Benchmark	24.56	15.21	14.11
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment strategy as of March 21, 2018.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at  www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,601,438,889
Total Number of Portfolio Holdings*	85
Total Management Fee Paid	$26,254,832
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
Putnam Sustainable Leaders Fund	PAGE 2	39051-ATSB-0824

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor and Putnam Investments Limited will continue to serve as a sub-advisor to the Fund.
Effective September 5, 2024 (the “Conversion Date”), Class B shares of the Fund acquired prior to the Conversion Date will convert automatically to Class A shares.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at  (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Leaders Fund	PAGE 3	39051-ATSB-0824

Putnam Sustainable Leaders Fund
Class C [PNOCX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	1.62%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class C shares of Putnam Sustainable Leaders Fund returned 29.91%. The Fund compares its performance to the S&P 500 Index and the Putnam Sustainable Leaders Linked Benchmark, which both returned 24.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to the benchmark in power company Constellation Energy
↑	Overweight position in NVIDIA, a provider of artificial intelligence solutions for multiple industries
↑	Decision not to own the electric vehicle manufacturer Tesla, which is held in the benchmark

Top detractors from performance:
↓	Decision not to own Alphabet, Meta Platforms and Broadcom, which are all held in the benchmark
↓	Overweight position in Fortive, an industrial technology company
↓	Out-of-benchmark position in LVMH, a multinational conglomerate specializing in luxury goods
Putnam Sustainable Leaders Fund	PAGE 1	39051-ATSC-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class C 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class C (without sales charge)	29.91	14.07	13.08
Class C (with sales charge)	28.91	14.07	13.08
Russell 3000 Index	23.13	14.14	12.15
S&P 500 Index	24.56	15.05	12.86
Putnam Sustainable Leaders Linked Benchmark	24.56	15.21	14.11
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment strategy as of March 21, 2018.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at  www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,601,438,889
Total Number of Portfolio Holdings*	85
Total Management Fee Paid	$26,254,832
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
Putnam Sustainable Leaders Fund	PAGE 2	39051-ATSC-0824

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor and Putnam Investments Limited will continue to serve as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at  (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Leaders Fund	PAGE 3	39051-ATSC-0824

Putnam Sustainable Leaders Fund
Class R [PNORX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$129	1.12%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class R shares of Putnam Sustainable Leaders Fund returned 30.56%. The Fund compares its performance to the S&P 500 Index and the Putnam Sustainable Leaders Linked Benchmark, which both returned 24.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to the benchmark in power company Constellation Energy
↑	Overweight position in NVIDIA, a provider of artificial intelligence solutions for multiple industries
↑	Decision not to own the electric vehicle manufacturer Tesla, which is held in the benchmark

Top detractors from performance:
↓	Decision not to own Alphabet, Meta Platforms and Broadcom, which are all held in the benchmark
↓	Overweight position in Fortive, an industrial technology company
↓	Out-of-benchmark position in LVMH, a multinational conglomerate specializing in luxury goods
Putnam Sustainable Leaders Fund	PAGE 1	39051-ATSR-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class R (without sales charge)	30.56	14.64	13.47
Class R (with sales charge)	30.56	14.64	13.47
Russell 3000 Index	23.13	14.14	12.15
S&P 500 Index	24.56	15.05	12.86
Putnam Sustainable Leaders Linked Benchmark	24.56	15.21	14.11
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment strategy as of March 21, 2018.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at  www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,601,438,889
Total Number of Portfolio Holdings*	85
Total Management Fee Paid	$26,254,832
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
Putnam Sustainable Leaders Fund	PAGE 2	39051-ATSR-0824

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor and Putnam Investments Limited will continue to serve as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at  (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Leaders Fund	PAGE 3	39051-ATSR-0824

Putnam Sustainable Leaders Fund
Class R6 [PSLGX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.53%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class R6 shares of Putnam Sustainable Leaders Fund returned 31.33%. The Fund compares its performance to the S&P 500 Index and the Putnam Sustainable Leaders Linked Benchmark, which both returned 24.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to the benchmark in power company Constellation Energy
↑	Overweight position in NVIDIA, a provider of artificial intelligence solutions for multiple industries
↑	Decision not to own the electric vehicle manufacturer Tesla, which is held in the benchmark

Top detractors from performance:
↓	Decision not to own Alphabet, Meta Platforms and Broadcom, which are all held in the benchmark
↓	Overweight position in Fortive, an industrial technology company
↓	Out-of-benchmark position in LVMH, a multinational conglomerate specializing in luxury goods
Putnam Sustainable Leaders Fund	PAGE 1	39051-ATSR6-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class R6 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class R6 (without sales charge)	31.33	15.32	14.11
Class R6 (with sales charge)	31.33	15.32	14.11
Russell 3000 Index	23.13	14.14	12.15
S&P 500 Index	24.56	15.05	12.86
Putnam Sustainable Leaders Linked Benchmark	24.56	15.21	14.11
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
The Fund changed its investment strategy as of March 21, 2018.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at  www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,601,438,889
Total Number of Portfolio Holdings*	85
Total Management Fee Paid	$26,254,832
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
Putnam Sustainable Leaders Fund	PAGE 2	39051-ATSR6-0824

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor and Putnam Investments Limited will continue to serve as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at  (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Leaders Fund	PAGE 3	39051-ATSR6-0824

Putnam Sustainable Leaders Fund
Class Y [PNOYX]
Annual Shareholder Report | June 30, 2024

This annual shareholder report contains important information about Putnam Sustainable Leaders Fund for the period July 1, 2023, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$72	0.62%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended June 30, 2024, Class Y shares of Putnam Sustainable Leaders Fund returned 31.22%. The Fund compares its performance to the S&P 500 Index and the Putnam Sustainable Leaders Linked Benchmark, which both returned 24.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position relative to the benchmark in power company Constellation Energy
↑	Overweight position in NVIDIA, a provider of artificial intelligence solutions for multiple industries
↑	Decision not to own the electric vehicle manufacturer Tesla, which is held in the benchmark

Top detractors from performance:
↓	Decision not to own Alphabet, Meta Platforms and Broadcom, which are all held in the benchmark
↓	Overweight position in Fortive, an industrial technology company
↓	Out-of-benchmark position in LVMH, a multinational conglomerate specializing in luxury goods
Putnam Sustainable Leaders Fund	PAGE 1	39051-ATSY-0824

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class Y 6/30/2014 — 6/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended June 30, 2024

	1 Year	5 Year	10 Year
Class Y (without sales charge)	31.22	15.21	14.04
Class Y (with sales charge)	31.22	15.21	14.04
Russell 3000 Index	23.13	14.14	12.15
S&P 500 Index	24.56	15.05	12.86
Putnam Sustainable Leaders Linked Benchmark	24.56	15.21	14.11
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund changed its investment strategy as of March 21, 2018.
The Fund has had performance fee adjustments that may have had a positive or negative impact on returns.
For current month-end performance, please call Franklin Templeton at  (800) 225-1581 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at  www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$6,601,438,889
Total Number of Portfolio Holdings*	85
Total Management Fee Paid	$26,254,832
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
Putnam Sustainable Leaders Fund	PAGE 2	39051-ATSY-0824

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Resources. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts are identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-adviser by Putnam Management for the Fund pursuant to a new subadvisory agreement between Franklin Advisers and Putnam Management. Both Putnam Management and Franklin Advisers are wholly-owned subsidiaries of Franklin Resources. Putnam Management will continue to serve as the Fund’s investment advisor and Putnam Investments Limited will continue to serve as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at  (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Sustainable Leaders Fund	PAGE 3	39051-ATSY-0824

Item 2. Code of Ethics:

a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
June 30, 2024	$88,618	$ —	$6,887	$ —
June 30, 2023	$115,226	$ —	$6,686	$ —

For the fiscal years ended June 30, 2024 and June 30, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $921,850 and $248,429 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
June 30, 2024	$ —	$861,963	$53,000	$914,963
June 30, 2023	$ —	$241,743	$ —	$241,743

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Sustainable Leaders Fund

Financial Statements and Other Important Information

Annual | June 30, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Putnam Sustainable Leaders Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam Sustainable Leaders Fund (the “Fund”) as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 14, 2024

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Sustainable Leaders Fund 1

The fund’s portfolio 6/30/24

COMMON STOCKS (98.0%)*	Shares	Value
Banks (3.3%)
Bank of America Corp.	2,610,326	$103,812,665
JPMorgan Chase & Co.	552,300	111,708,198
		215,520,863
Biotechnology (1.4%)
Regeneron Pharmaceuticals, Inc. †	87,800	92,280,434
		92,280,434
Broadline retail (4.9%)
Amazon.com, Inc. †	1,675,940	323,875,405
		323,875,405
Capital markets (3.6%)
Charles Schwab Corp. (The)	821,594	60,543,262
KKR & Co., Inc.	588,200	61,902,168
MSCI, Inc.	107,300	51,691,775
TPG, Inc.	1,486,231	61,604,275
		235,741,480
Chemicals (4.8%)
Eastman Chemical Co.	752,700	73,742,019
Ecolab, Inc.	230,200	54,787,600
Linde PLC	287,800	126,289,518
Novozymes A/S Class B (Denmark)	1,041,104	63,655,633
		318,474,770
Commercial services and supplies (0.8%)
Waste Connections, Inc.	298,300	52,309,888
		52,309,888
Consumer finance (1.2%)
Capital One Financial Corp.	563,700	78,044,265
		78,044,265
Consumer staples distribution and retail (2.8%)
Walmart, Inc.	2,686,100	181,875,831
		181,875,831
Containers and packaging (1.1%)
Ball Corp.	1,254,200	75,277,084
		75,277,084
Electric utilities (3.2%)
Constellation Energy Corp.	609,200	122,004,484
NextEra Energy, Inc.	1,306,800	92,534,508
		214,538,992
Entertainment (0.8%)
Walt Disney Co. (The)	557,300	55,334,317
		55,334,317
Financial services (1.8%)
Visa, Inc. Class A	463,500	121,654,845
		121,654,845
Ground transportation (0.8%)
Canadian Pacific Railway, Ltd. (Canada)	675,300	53,182,868
		53,182,868
Health care equipment and supplies (4.0%)
Boston Scientific Corp. †	2,135,000	164,416,350
Intuitive Surgical, Inc. †	228,600	101,692,710
		266,109,060
Health care providers and services (0.8%)
UnitedHealth Group, Inc.	101,300	51,588,038
		51,588,038
Hotels, restaurants, and leisure (4.3%)
Chipotle Mexican Grill, Inc. †	1,585,000	99,300,250
Hilton Worldwide Holdings, Inc.	573,136	125,058,275
Viking Holdings, Ltd. (Bermuda) †	1,711,500	58,088,310
		282,446,835

2 Sustainable Leaders Fund

COMMON STOCKS (98.0%)* cont.	Shares	Value
Industrial REITs (1.3%)
Prologis, Inc. R	786,600	$88,343,046
		88,343,046
Life sciences tools and services (3.7%)
Danaher Corp.	326,000	81,451,100
Mettler-Toledo International, Inc. †	48,600	67,922,874
Thermo Fisher Scientific, Inc.	174,200	96,332,600
		245,706,574
Machinery (5.1%)
Fortive Corp.	1,670,000	123,747,000
Ingersoll Rand, Inc.	1,193,200	108,390,288
Otis Worldwide Corp.	1,099,200	105,808,992
		337,946,280
Personal care products (1.3%)
Unilever PLC (United Kingdom)	1,614,323	88,648,049
		88,648,049
Pharmaceuticals (5.6%)
Eli Lilly and Co.	172,800	156,449,664
GSK PLC (United Kingdom)	3,696,236	71,237,248
Merck & Co., Inc.	858,500	106,282,300
Sanofi SA (France)	353,087	33,939,189
		367,908,401
Semiconductors and semiconductor equipment (12.8%)
Advanced Micro Devices, Inc. †	570,600	92,557,026
Applied Materials, Inc.	536,500	126,608,635
ASML Holding NV (NY Reg Shares) (Netherlands)	117,000	119,659,410
NVIDIA Corp.	4,048,000	500,089,920
		838,914,991
Software (16.1%)
Adobe, Inc. †	186,800	103,774,872
Cadence Design Systems, Inc. †	307,300	94,571,575
Microsoft Corp.	1,322,100	590,912,594
Roper Technologies, Inc.	214,300	120,792,338
Salesforce, Inc.	303,400	78,004,140
Synopsys, Inc. †	115,900	68,967,454
		1,057,022,973
Specialized REITs (1.1%)
American Tower Corp. R	357,963	69,580,848
		69,580,848
Specialty retail (1.6%)
Home Depot, Inc. (The)	307,800	105,957,072
		105,957,072
Technology hardware, storage, and peripherals (8.4%)
Apple, Inc.	2,462,628	518,678,709
Seagate Technology Holdings PLC	338,100	34,915,587
		553,594,296
Textiles, apparel, and luxury goods (0.7%)
LVMH Moet Hennessy Louis Vuitton SA (France)	37,743	28,984,786
On Holding AG Class A (Switzerland) †	527,500	20,467,000
		49,451,786
Wireless telecommunication services (0.7%)
T-Mobile US, Inc.	263,699	46,458,490
		46,458,490
Total common stocks (cost $3,081,372,636)		$6,467,787,781

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value
U.S. Treasury Notes
4.375%, 8/31/28 [i]	$1,454,000	$1,473,234
1.625%, 5/15/31 [i]	713,000	599,918
0.375%, 11/30/25 [i]	621,000	582,713
0.25%, 6/30/25 [i]	801,000	763,433
Total U.S. treasury obligations (cost $3,419,298)		$3,419,298

Sustainable Leaders Fund 3

SHORT-TERM INVESTMENTS (2.1%)*	Shares	Value
Putnam Short Term Investment Fund Class P 5.48% L	134,562,313	$134,562,313
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% P	2,639,000	2,639,000
Total short-term investments (cost $137,201,313)		$137,201,313

TOTAL INVESTMENTS
Total investments (cost $3,221,993,247)	$6,608,408,392

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from July 1, 2023 through June 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $6,601,438,889.
†	This security is non-income-producing.
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $644,357,742)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	British Pound	Sell	9/18/24	$14,867,708	$15,014,230	$146,522
	Danish Krone	Sell	9/18/24	18,570,854	18,874,170	303,316
	Euro	Sell	9/18/24	3,922,043	3,991,003	68,960
Barclays Bank PLC
	British Pound	Sell	9/18/24	3,880,595	3,919,228	38,633
Citibank, N.A.
	Euro	Sell	9/18/24	17,375,404	17,682,163	306,759
HSBC Bank USA, National Association
	British Pound	Sell	9/18/24	16,302,646	16,463,632	160,986
	Danish Krone	Sell	9/18/24	30,814,933	31,320,232	505,299
	Euro	Sell	9/18/24	44,387,901	45,170,838	782,937
JPMorgan Chase Bank N.A.
	Canadian Dollar	Buy	7/17/24	53,384,869	53,364,499	20,370
	Canadian Dollar	Sell	7/17/24	53,384,868	54,224,525	839,657
	Canadian Dollar	Sell	10/16/24	53,234,174	53,210,514	(23,660)
	Euro	Sell	9/18/24	19,813,271	20,161,365	348,094
Morgan Stanley & Co. International PLC
	British Pound	Sell	9/18/24	8,009,347	8,086,013	76,666
	Euro	Sell	9/18/24	25,501,555	25,963,250	461,695
State Street Bank and Trust Co.
	British Pound	Sell	9/18/24	102,318,258	103,324,908	1,006,650
	Canadian Dollar	Buy	7/17/24	266,749	267,852	(1,103)
	Canadian Dollar	Sell	7/17/24	266,749	266,498	(251)
	Danish Krone	Sell	9/18/24	15,944,220	16,205,230	261,010
	Euro	Buy	9/18/24	21,089,982	21,081,501	8,481
	Swiss Franc	Sell	9/18/24	15,884,467	15,979,503	95,036
UBS AG
	British Pound	Sell	9/18/24	23,802,523	24,039,075	236,552
	Euro	Sell	9/18/24	60,914,421	61,750,152	835,731

4 Sustainable Leaders Fund

FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $644,357,742) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
WestPac Banking Corp.
	Euro	Sell	9/18/24	$33,410,351	$33,997,361	$587,010
Unrealized appreciation						7,090,364
Unrealized (depreciation)						(25,014)
Total						$7,065,350
* The exchange currency for all contracts listed is the United States Dollar.

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$101,792,807	$—	$—
Consumer discretionary	732,746,312	28,984,786	—
Consumer staples	181,875,831	88,648,049	—
Financials	650,961,453	—	—
Health care	918,416,070	105,176,437	—
Industrials	443,439,036	—	—
Information technology	2,449,532,260	—	—
Materials	330,096,221	63,655,633	—
Real estate	157,923,894	—	—
Utilities	214,538,992	—	—
Total common stocks	6,181,322,876	286,464,905	—
U.S. treasury obligations	—	3,419,298	—
Short-term investments	2,639,000	134,562,313	—
Totals by level	$6,183,961,876	$424,446,516	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$7,065,350	$—
Totals by level	$—	$7,065,350	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Sustainable Leaders Fund 5

Financial Statements

Statement of assets and liabilities

6/30/24

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $3,087,430,934)	$6,473,846,079
Affiliated issuers (identified cost $134,562,313) (Note 5)	134,562,313
Foreign currency (cost $35) (Note 1)	35
Dividends, interest and other receivables	4,825,497
Foreign tax reclaim	1,638,312
Receivable for shares of the fund sold	1,004,489
Unrealized appreciation on forward currency contracts (Note 1)	7,090,364
Prepaid assets	56,967
Total assets	6,623,024,056

LIABILITIES
Payable for shares of the fund repurchased	2,505,115
Payable for compensation of Manager (Note 2)	5,234,414
Payable for custodian fees (Note 2)	25,012
Payable for investor servicing fees (Note 2)	2,009,367
Payable for Trustee compensation and expenses (Note 2)	1,567,904
Payable for administrative services (Note 2)	14,864
Payable for distribution fees (Note 2)	3,653,539
Unrealized depreciation on forward currency contracts (Note 1)	25,014
Collateral on certain derivative contracts, at value (Notes 1 and 8)	6,058,298
Other accrued expenses	491,640
Total liabilities	21,585,167
Net assets	$6,601,438,889

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$3,018,298,664
Total distributable earnings (Note 1)	3,583,140,225
Total — Representing net assets applicable to capital shares outstanding	$6,601,438,889

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($5,989,513,537 divided by 46,345,631 shares)	$129.24
Offering price per class A share (100/94.25 of $129.24)*	$137.12
Net asset value and offering price per class B share ($4,930,660 divided by 62,689 shares)**	$78.65
Net asset value and offering price per class C share ($32,819,383 divided by 353,321 shares)**	$92.89
Net asset value, offering price and redemption price per class R share ($1,705,453 divided by 14,034 shares)	$121.52
Net asset value, offering price and redemption price per class R6 share ($103,080,142 divided by 706,684 shares)	$145.86
Net asset value, offering price and redemption price per class Y share ($469,389,714 divided by 3,232,611 shares)	$145.20
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

6  Sustainable Leaders Fund

Statement of operations

Year ended 6/30/24

Investment income
Dividends (net of foreign tax of $715,538)	$58,496,987
Interest (including interest income of $4,905,826 from investments in affiliated issuers) (Note 5)	5,483,978
Other income (Note 1)	1,559,482
Total investment income	65,540,447

EXPENSES
Compensation of Manager (Note 2)	26,254,832
Investor servicing fees (Note 2)	7,753,212
Custodian fees (Note 2)	89,648
Trustee compensation and expenses (Note 2)	284,468
Distribution fees (Note 2)	13,582,282
Administrative services (Note 2)	155,819
Other	1,243,285
Total expenses	49,363,546
Expense reduction (Note 2)	(130,403)
Net expenses	49,233,143
Net investment income	16,307,304

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	180,660,242
Foreign currency transactions (Note 1)	(198,237)
Forward currency contracts (Note 1)	2,426,802
Total net realized gain	182,888,807
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	1,391,317,935
Assets and liabilities in foreign currencies	73,745
Forward currency contracts	12,953,324
Total change in net unrealized appreciation	1,404,345,004
Net gain on investments	1,587,233,811
Net increase in net assets resulting from operations	$1,603,541,115

The accompanying notes are an integral part of these financial statements.

Sustainable Leaders Fund  7

Statement of changes in net assets

	Year ended 6/30/24	Year ended 6/30/23
Increase in net assets
Operations
Net investment income	$16,307,304	$18,481,825
Net realized gain on investments and foreign currency transactions	182,888,807	164,241,284
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	1,404,345,004	726,925,180
Net increase in net assets resulting from operations	1,603,541,115	909,648,289
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(9,062,990)	(671,135)
Class B	—	(3,059)
Class C	—	(6,009)
Class R	(489)	(160)
Class R6	(447,024)	(12,135)
Class Y	(1,393,452)	(45,940)
From capital gain on investments
Net realized long-term gain on investments
Class A	(141,675,448)	(345,871,129)
Class B	(336,853)	(1,576,698)
Class C	(1,169,152)	(3,096,768)
Class R	(43,426)	(82,434)
Class R6	(2,539,873)	(6,253,873)
Class Y	(9,799,635)	(23,675,346)
Increase (decrease) from capital share transactions (Note 4)	(286,603,169)	25,864,942
Total increase in net assets	1,150,469,604	554,218,545
Net assets
Beginning of year	5,450,969,285	4,896,750,740
End of year	$6,601,438,889	$5,450,969,285

The accompanying notes are an integral part of these financial statements.

8  Sustainable Leaders Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%) [b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class A
June 30, 2024	$101.80	.29	30.36	30.65	(.19)	(3.02)	(3.21)	$129.24	30.89	$5,989,514.87		.26	22
June 30, 2023	92.24	.33	16.64	16.97	(.01)	(7.40)	(7.41)	101.80	19.33	4,928,013.92		.34	25
June 30, 2022	128.40	.09	(21.77)	(21.68)	(.60)	(13.88)	(14.48)	92.24	(19.55)	4,442,688.99		.07	32
June 30, 2021	98.08	.23	38.43	38.66	(.33)	(8.01)	(8.34)	128.40	40.82	5,915,779	1.05	.20	24
June 30, 2020	92.99	.23	11.58	11.81	(.31)	(6.41)	(6.72)	98.08	13.30	4,535,812	1.03	.25	44
Class B
June 30, 2024	$63.43	(.33)	18.57	18.24	—	(3.02)	(3.02)	$78.65	29.91	$4,931	1.62	(.50)	22
June 30, 2023	60.51	(.26)	10.59	10.33	(.01)	(7.40)	(7.41)	63.43	18.43	11,056	1.67	(.43)	25
June 30, 2022	89.00	(.57)	(14.04)	(14.61)	—	(13.88)	(13.88)	60.51	(20.15)	15,821	1.74	(.69)	32
June 30, 2021	70.32	(.45)	27.14	26.69	—	(8.01)	(8.01)	89.00	39.78	30,467	1.80	(.56)	24
June 30, 2020	68.68	(.35)	8.40	8.05	—	(6.41)	(6.41)	70.32	12.45	33,752	1.78	(.52)	44
Class C
June 30, 2024	$74.39	(.39)	21.91	21.52	—	(3.02)	(3.02)	$92.89	29.91	$32,819	1.62	(.49)	22
June 30, 2023	69.76	(.29)	12.33	12.04	(.01)	(7.40)	(7.41)	74.39	18.44	31,579	1.67	(.41)	25
June 30, 2022	100.59	(.62)	(16.33)	(16.95)	—	(13.88)	(13.88)	69.76	(20.15)	31,125	1.74	(.68)	32
June 30, 2021	78.62	(.51)	30.49	29.98	—	(8.01)	(8.01)	100.59	39.76	41,870	1.80	(.56)	24
June 30, 2020	76.05	(.38)	9.36	8.98	—	(6.41)	(6.41)	78.62	12.47	38,033	1.78	(.51)	44
Class R
June 30, 2024	$95.99	.02	28.56	28.58	(.03)	(3.02)	(3.05)	$121.52	30.56	$1,705	1.12	.02	22
June 30, 2023	87.58	.09	15.73	15.82	(.01)	(7.40)	(7.41)	95.99	19.03	1,304	1.17	.10	25
June 30, 2022	122.36	(.28)	(20.57)	(20.85)	(.05)	(13.88)	(13.93)	87.58	(19.74)	1,020	1.24	(.22)	32
June 30, 2021	93.85	(.12)	36.77	36.65	(.13)	(8.01)	(8.14)	122.36	40.47	3,860	1.30	(.10)	24
June 30, 2020	89.28	(.01)	11.10	11.09	(.11)	(6.41)	(6.52)	93.85	13.01	8,167	1.28	(.02)	44
Class R6
June 30, 2024	$114.45	.74	34.22	34.96	(.53)	(3.02)	(3.55)	$145.86	31.32	$103,080.53		.59	22
June 30, 2023	102.50	.74	18.62	19.36	(.01)	(7.40)	(7.41)	114.45	19.74	98,187.58		.70	25
June 30, 2022	141.11	.54	(24.24)	(23.70)	(1.03)	(13.88)	(14.91)	102.50	(19.27)	81,611.65		.41	32
June 30, 2021	107.06	.69	42.06	42.75	(.69)	(8.01)	(8.70)	141.11	41.29	102,909.70		.55	24
June 30, 2020	100.88	.61	12.62	13.23	(.64)	(6.41)	(7.05)	107.06	13.71	74,725.66		.61	44
Class Y
June 30, 2024	$113.95	.64	34.06	34.70	(.43)	(3.02)	(3.45)	$145.20	31.21	$469,390.62		.51	22
June 30, 2023	102.17	.63	18.56	19.19	(.01)	(7.40)	(7.41)	113.95	19.62	380,831.67		.60	25
June 30, 2022	140.72	.43	(24.18)	(23.75)	(.92)	(13.88)	(14.80)	102.17	(19.35)	324,486.74		.32	32
June 30, 2021	106.79	.58	41.95	42.53	(.59)	(8.01)	(8.60)	140.72	41.17	412,837.80		.46	24
June 30, 2020	100.64	.50	12.59	13.09	(.53)	(6.41)	(6.94)	106.79	13.59	265,816.78		.51	44

a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b  Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c  Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

The accompanying notes are an integral part of these financial statements.

Sustainable Leaders Fund 9

Notes to financial statements  6/30/24

Unless otherwise noted, the “reporting period” represents the period from July 1, 2023 through June 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
ESG	Environmental, social and/or corporate governance
Franklin Advisers	Franklin Advisers, Inc., a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Sustainable Leaders Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company. The goal of the fund is to seek long-term capital appreciation. The fund invests mainly in common stocks of U.S. companies of any size, with a focus on companies that Putnam Management believes exhibit a commitment to financially material sustainable business practices. The fund may also invest in non-U.S. companies. In evaluating investments for the fund, Putnam Management views “financially material sustainable business practices” as business practices that Putnam Management believes are reasonably likely to impact the financial condition or operating performance of a company and that relate to ESG issues. Putnam Management identifies relevant ESG issues on a sector-specific basis using an internally developed materiality map, which is informed by the industry-specific financial materiality framework of the Sustainability Accounting Standards Board (“SASB,” now incorporated in the International Financial Reporting Standards Foundation). As part of this analysis, Putnam Management may utilize metrics and information such as emissions data, carbon intensity, sources of energy used for operations, water use and re-use, water generation and diversion from landfill, employee safety and diversity data, supplier audits, product safety, board composition, and incentive compensation structures. Stocks of companies that exhibit a commitment to financially material sustainable business practices are typically, but not always, considered to be growth stocks. Growth stocks are stocks of companies whose revenues, earnings, or cash flows are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. Putnam Management may consider, among other factors, a company’s sustainable business practices (as described above), valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Under normal circumstances, the fund invests at least 80% of the value of its net assets in securities that meet Putnam Management’s sustainability criteria. These criteria are based on a proprietary materiality map that is informed by the industry-specific financial materiality framework of SASB. In applying these criteria, Putnam Management will assign each company a proprietary ESG rating ranging from 1 to 4 (1 indicating the highest (best) ESG rating and 4 indicating the lowest (worst) ESG rating). In order to meet Putnam Management’s sustainability criteria for purposes of this investment policy, a company must be rated 2 or 1 by Putnam Management. This policy is non-fundamental and may be changed only after 60 days’ notice to shareholders. In selecting each investment, Putnam Management focuses on companies that have a demonstrated commitment to sustainable business practices in areas that are relevant and material to their long-term financial returns and risk profiles. Putnam Management believes that companies that have exhibited such a commitment also often demonstrate potential for strong financial growth. This commitment may be reflected through ESG policies, practices, or outcomes. The fund’s approach to sustainable investing incorporates fundamental research together with consideration of ESG factors. Environmental factors include, for example, a company’s carbon intensity and use of resources like water or minerals. Sustainability measures in this area might include plans to reduce waste, increase recycling, raise the proportion of energy supply from renewable sources, or improve product design to be less resource intensive. Social factors include, for example, labor practices and supply chain management. Sustainability measures in this area might include programs to improve employee well-being, commitment to workplace equality and diversity, or improved stewardship of supplier relationships and working conditions. Corporate governance factors include, for example, board composition and executive compensation. Sustainability measures in this area might include improvements in board independence or diversity, or alignment of management incentives with the company’s strategic sustainability objectives. The integrated approach of the fund combines analysis of the growing body of ESG data and deep fundamental analysis and looks for companies that demonstrate leadership, beyond compliance, on relevant sustainability issues. The characteristics that Putnam Management may use when considering sustainability leadership include:

(1) Material. Focused on strategic, business-relevant issues.

(2) Proactive. Actions that go beyond basic requirements to create potential business benefit.

(3) Transparent. Reporting that is relevant, timely, and candid.

(4) Effective. Creating benefits both within the firm and beyond its corporate borders.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class B*	None	5.00% phased out over six years	Converts to class A shares on September 5, 2024
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class R†	None	None	None
Class R6 †	None	None	None
Class Y†	None	None	None
* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting

10 Sustainable Leaders Fund

and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract

Sustainable Leaders Fund 11

is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral pledged to the fund which cannot be sold or repledged totaled $684,609 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

As a result of several court cases, in certain countries across the European Union, the fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the fund , if any, reduce the amount of foreign taxes fund shareholders can use as tax deductions or credits on their income tax returns.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions and from foreign currency gains and losses. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $1,893,360 to increase undistributed net investment income and $1,893,360 to decrease accumulated net realized gain.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$3,443,587,875
Unrealized depreciation	(68,137,183)
Net unrealized appreciation	3,375,450,692
Undistributed ordinary income	30,278,677
Undistributed long-term gains	176,715,187
Undistributed short-term gains	—
Cost for federal income tax purposes	$3,240,023,050

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.710%	of the first $5 billion,
0.660%	of the next $5 billion,
0.610%	of the next $10 billion,
0.560%	of the next $10 billion,
0.510%	of the next $50 billion,
0.490%	of the next $50 billion,
0.480%	of the next $100 billion and
0.475%	of any excess thereafter.

In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the fund’s average net assets over the

12 Sustainable Leaders Fund

performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the S&P 500 Index each measured over the performance period. The maximum annualized performance adjustment rate is +/– 0.12%. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.452% of the fund’s average net assets, which included an effective base fee of 0.546% and a decrease of 0.094% ($5,476,719) based on performance.

Effective July 15, 2024, Franklin Advisers was retained by Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Putnam Management and Franklin Advisers.

Putnam Management has contractually agreed, through October 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management and PIL continue to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by Putnam Management based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$7,100,938
Class B	10,283
Class C	42,053
Class R	1,977
Class R6	49,941
Class Y	548,020
Total	$7,753,212

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $130,403 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $4,915, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. Effective August 2, 2024, Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, will replace Putnam Retail Management Limited Partnership as the fund’s distributor and principal underwriter. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$13,186,849
Class B	1.00%	1.00%	75,868
Class C	1.00%	1.00%	312,222
Class R	1.00%	0.50%	7,343
Total			$13,582,282

Sustainable Leaders Fund 13

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $191,164 from the sale of class A shares and received $226 and $2,274 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $440 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$1,283,902,046	$1,621,612,695
U.S. government securities (Long-term)	—	—
Total	$1,283,902,046	$1,621,612,695

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	YEAR ENDED 6/30/24		YEAR ENDED 6/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	569,806	$62,956,089	676,028	$63,714,146
Shares issued in connection with reinvestment of distributions	1,377,620	142,500,991	3,587,950	327,256,946
	1,947,426	205,457,080	4,263,978	390,971,092
Shares repurchased	(4,009,986)	(444,967,827)	(4,021,387)	(381,962,567)
Net increase (decrease)	(2,062,560)	$(239,510,747)	242,591	$9,008,525
	YEAR ENDED 6/30/24		YEAR ENDED 6/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	201	$13,141	820	$50,487
Shares issued in connection with reinvestment of distributions	5,303	335,283	27,449	1,566,495
	5,504	348,424	28,269	1,616,982
Shares repurchased	(117,112)	(7,907,461)	(115,429)	(6,986,190)
Net decrease	(111,608)	$(7,559,037)	(87,160)	$(5,369,208)
	YEAR ENDED 6/30/24		YEAR ENDED 6/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	32,476	$2,595,690	55,245	$3,931,122
Shares issued in connection with reinvestment of distributions	15,631	1,167,041	46,222	3,093,623
	48,107	3,762,731	101,467	7,024,745
Shares repurchased	(119,277)	(9,572,124)	(123,133)	(8,694,815)
Net decrease	(71,170)	$(5,809,393)	(21,666)	$(1,670,070)
	YEAR ENDED 6/30/24		YEAR ENDED 6/30/23
Class R	Shares	Amount	Shares	Amount
Shares sold	2,937	$304,072	3,508	$319,063
Shares issued in connection with reinvestment of distributions	449	43,705	953	82,084
	3,386	347,777	4,461	401,147
Shares repurchased	(2,936)	(302,147)	(2,525)	(227,579)
Net increase	450	$45,630	1,936	$173,568
	YEAR ENDED 6/30/24		YEAR ENDED 6/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	121,331	$15,861,940	160,394	$17,101,412
Shares issued in connection with reinvestment of distributions	25,582	2,981,077	60,952	6,237,790
	146,913	18,843,017	221,346	23,339,202
Shares repurchased	(298,119)	(39,002,587)	(159,679)	(16,879,722)
Net increase (decrease)	(151,206)	$(20,159,570)	61,667	$6,459,480

14 Sustainable Leaders Fund

	YEAR ENDED 6/30/24		YEAR ENDED 6/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	584,146	$72,544,404	777,715	$82,894,300
Shares issued in connection with reinvestment of distributions	95,243	11,053,878	229,858	23,434,023
	679,389	83,598,282	1,007,573	106,328,323
Shares repurchased	(788,978)	(97,208,334)	(841,351)	(89,065,676)
Net increase (decrease)	(109,589)	$(13,610,052)	166,222	$17,262,647

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 6/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
Short-term investments
Putnam Short Term Investment Fund Class P‡	$186,254,996	$719,815,427	$771,508,110	$4,905,826	$134,562,313
Total Short-term investments	$186,254,996	$719,815,427	$771,508,110	$4,905,826	$134,562,313
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Investing with a focus on companies that exhibit a commitment to sustainable business practices may result in the fund investing in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity, Putnam Management may make investment decisions based on information and data that is incomplete or inaccurate. Due to changes in the products or services of the companies and issuers in which the fund invests, the fund may temporarily hold securities that are inconsistent with its sustainable investment criteria.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$490,700,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Foreign exchange contracts	Receivables	$7,090,364	Payables	$25,014
Total		$7,090,364		$25,014

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	$2,426,802	$2,426,802
Total	$2,426,802	$2,426,802
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	$12,953,324	$12,953,324
Total	$12,953,324	$12,953,324

Sustainable Leaders Fund 15

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.
Assets:
Forward currency contracts#	$518,798	$38,633	$306,759	$1,449,222	$1,208,121
Total Assets	$518,798	$38,633	$306,759	$1,449,222	$1,208,121
Liabilities:
Forward currency contracts#	$—	$—	$—	$—	$23,660
Total Liabilities	$—	$—	$—	$—	$23,660
Total Financial and Derivative Net Assets	$518,798	$38,633	$306,759	$1,449,222	$1,184,461
Total collateral received (pledged)†##	$518,798	$—	$306,759	$1,449,222	$1,184,461
Net amount	$—	$38,633	$—	$—	$—
Controlled collateral received (including TBA commitments) **	$599,918	$—	$330,000	$1,473,234	$1,289,000
Uncontrolled collateral received	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—
	Morgan Stanley & Co. International PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Forward currency contracts#	$538,361	$1,371,178	$1,072,283	$587,009	$7,090,364
Total Assets	$538,361	$1,371,178	$1,072,283	$587,009	$7,090,364
Liabilities:
Forward currency contracts#	$—	$1,354	$—	$—	$25,014
Total Liabilities	$—	$1,354	$—	$—	$25,014
Total Financial and Derivative Net Assets	$538,361	$1,369,824	$1,072,283	$587,009	$7,065,350
Total collateral received (pledged)†#	$538,361	$1,346,146	$1,072,283	$—
Net amount	$—	$23,678	$—	$587,009
Controlled collateral received (including TBA commitments) **	$610,000	$1,346,146	$410,000	$—	$6,058,298
Uncontrolled collateral received	$—	$—	$684,609	$—	$684,609
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

16 Sustainable Leaders Fund

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $195,075,488 as a capital gain dividend with respect to the taxable year ended June 30, 2024, or, if subsequently determined to be different, the net capital gain of such year.

The fund designated $41,713,129 of income eligible as qualifying for the dividends received deduction for corporations.

For the reporting period, the fund hereby designates $53,022,855, or the maximum amount allowable, of its taxable ordinary income earned as qualified dividends taxed at the individual net capital gain rates.

For the reporting period, pursuant to §871(k) of the Internal Revenue Code, the fund hereby designates $2,592,960 of distributions paid as qualifying to be taxed as interest-related dividends, and no monies to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The Form 1099 that will be mailed to you in January 2025 will show the tax status of all distributions paid to your account in calendar 2024.

Sustainable Leaders Fund  17

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes (Unaudited)

November 17, 2023 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
24,465,605	1,079,268	1,723,107

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
24,252,805	1,187,113	1,828,061

All tabulations are rounded to the nearest whole number.

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

18 Sustainable Leaders Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Putnam Investment Management, LLC, your fund’s investment adviser (“Putnam Management”), and Franklin Advisers, Inc. (“Franklin Advisers”). Franklin Advisers and Putnam Management are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Subadvisory Agreement in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management were combined with those of Franklin Advisers. Pursuant to the New Subadvisory Agreement, Putnam Management retained Franklin Advisers as sub-adviser for each Putnam equity fund so that, following the Reorganization, the Putnam Management fixed income investment personnel that moved to Franklin Advisers pursuant to the Reorganization (the “Fixed Income Personnel”) could continue to provide certain services that they had historically provided to the Putnam equity funds, including, as applicable, cash management services, currency trading services and portfolio management services (the “Services”). After the Reorganization and the effectiveness of the New Subadvisory Agreement, Putnam Management remains the investment adviser to your fund and the other equity funds pursuant to existing management contracts between the equity funds and Putnam Management (the “Current Management Contracts”), and Putnam Investments Limited (“PIL”) continues to serve as a sub-adviser to your fund and other Putnam funds pursuant to a sub-management contract between Putnam Management and PIL (the “Current Sub-Management Contract”). The Current Management Contracts and Current Sub-Management Contract remain in effect until June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms.

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Subadvisory Agreement. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Subadvisory Agreement. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendation.

The Trustees considered that, under the New Subadvisory Agreement, the Fixed Income Personnel would provide any necessary Services to the applicable equity funds in their capacity as employees of Franklin Advisers under generally the same terms and conditions related to the equity funds as such services were previously provided by the Fixed Income Personnel in their capacity as employees of Putnam Management under the Current Management Contracts. The Trustees also considered that Putnam Management would be responsible for overseeing the Services provided to the equity funds by Franklin Advisers under the New Subadvisory Agreement and would compensate Franklin Advisers for such services out of the fees it receives under the Current Management Contracts. The Trustees further noted Putnam Management’s and Franklin Templeton’s representations that Franklin Advisers’ appointment as sub-adviser to the equity funds would not result in any material change in the nature or level of investment advisory services provided to the equity funds and that the management fee rates paid by the equity funds would not increase as a result of the New Subadvisory Agreement. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

The Trustees considered that, in connection with their review of your fund’s Current Management Contract and Current Sub-Management Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. As part of the review process in connection with the consideration of the New Subadvisory Agreement, the Trustees received and reviewed updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also received, in connection with their review of the New Subadvisory Agreement, certain performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Given the scope of the Services to be provided pursuant to the New Subadvisory Agreement, the fact that the New Sub-Advisory Agreement would maintain the current level of services received by your fund, and the fact that the New Subadvisory Agreement would not impact the fees payable by the fund, since Putnam Management would be responsible for the payment of fees under the New Subadvisory Agreement, the Trustees considered, but did not rely to a significant extent on the information provided to them described in this paragraph in connection with their consideration of the New Subadvisory Agreement.

Sustainable Leaders Fund 19

Board of Trustees’ Conclusion

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New Subadvisory Agreement represented reasonable compensation in light of the nature and quality of the services that would continue to be provided to the equity funds, and determined to approve the New Subadvisory Agreement for your fund. This conclusion was based on a comprehensive consideration of all information provided to the Trustees and was not the result of any single factor.

20 Sustainable Leaders Fund

© 2024 Franklin Templeton. All rights reserved.	39051-AFSOI 08/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Sustainable Leaders Fund

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: August 29, 2024

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: August 29, 2024